ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2017 USD ($) shares	Jun. 30, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of Intangible Assets, Finite-lived			$ 2,700,000	$ 2,100,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares		8,182,497	7,600,000	100,000
Advertising Expense			$ 188,000	$ 48,000
Cash, Uninsured Amount			250,000
Standard and Extended Product Warranty Accrual, Additions from Business Acquisition			167,000
Standard and Extended Product Warranty Accrual, Increase for Warranties Issued			$ 52,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance | shares	3,555,500	3,555,500	1,844
Foreign Currency Transaction Gain (Loss), Realized	$ 158,000	$ 238,000
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent	$ 365,000	$ 348,000
United States Of America Dollars [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign Currency Exchange Rate, Translation	1.00	1.00
Foreign Currency Exchange Rate, Remeasurement	1.00	1.00
United Kingdom Pounds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign Currency Exchange Rate, Translation	1.30017	1.30017
Foreign Currency Exchange Rate, Remeasurement	1.24675	1.24675
Computer Software, Intangible Asset [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of Intangible Assets, Finite-lived			$ 2,700,000	2,100,000
Warranty Reserves [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Standard and Extended Product Warranty Accrual			182,000	9,000	$ 9,000
Standard and Extended Product Warranty Accrual, Additions from Business Acquisition			167,000
Standard and Extended Product Warranty Accrual, Increase for Warranties Issued			$ 52,000	$ 6,000
Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Finite-Lived Intangible Asset, Useful Life		3 years
Minimum [Member] | Trade Names [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Finite-Lived Intangible Asset, Useful Life			6 years
Minimum [Member] | Customer Relationships [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Finite-Lived Intangible Asset, Useful Life			6 years
Minimum [Member] | Property, Plant and Equipment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, Plant and Equipment, Useful Life			3 years
Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Finite-Lived Intangible Asset, Useful Life		15 years
Maximum [Member] | Trade Names [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Finite-Lived Intangible Asset, Useful Life			15 years
Maximum [Member] | Customer Relationships [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Finite-Lived Intangible Asset, Useful Life			15 years
Maximum [Member] | Property, Plant and Equipment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, Plant and Equipment, Useful Life			7 years
Patents And Licenses [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Finite-Lived Intangible Asset, Useful Life			18 years 6 months
Patents And Licenses [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Finite-Lived Intangible Asset, Useful Life			20 years